Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Components of premises and equipment at December 31 are as follows:

	2016	2015
	(In Thousands)
Land and improvements	$2,925	$2,316
Buildings and improvements	17,662	9,857
Furniture and equipment	6,351	4,415
	26,938	16,588
Accumulated depreciation	(13,407)	(10,116)

	$13,531	$6,472

Operating Leases of Lessee Disclosure [Table Text Block]

2017	$381
2018	381
2019	386
2020	394
2021	311
Thereafter	1,617
$3,470